SCHEDULE OF RENTAL DEPOSIT RECEIVED FROM RELATED PARTIES (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Rental deposit paid – current	$ 13,393	$ 84,641
CS TECH Solution Limited [Member]
Related Party Transaction [Line Items]
Rental deposit paid – current	13,393	13,496
Tailor Recycled Aggregates HK Limited [Member]
Related Party Transaction [Line Items]
Rental deposit paid – current		$ 71,145